Franchise taxes	12 Months Ended
Dec. 31, 2018
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Franchise taxes

NOTE 15. FRANCHISE TAXES

Salarius is subject to a franchise tax in the state of Texas. The tax is calculated by applying a tax rate to a base that considers both revenue and expenses and therefore has the characteristics of an income tax. Salarius determined that the franchise tax liability for fiscal years ended 2018 and 2017 was immaterial. State tax returns for 2013 and later are open for examination by the state of Texas. None of Salarius’ federal or state tax returns are currently under examination.